APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


1.   Name and Address of Issuer:

     Exeter Fund, Inc.
     1100 Chase Square
     Rochester, NY  14604

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     Small Cap Series Class A, International Series Class A, Ohio Tax Exempt Series Class A, Diversified Tax Exempt Series Class A, New York Tax Exempt Series Class A, World Opportunities Series Class A and Global Fixed Income Series Class A.

3.    Investment Company Act File Number:     811-04087

      Securities Act File Number:     2-92633


4(a). Last day of fiscal year for which this form is filed:

      December 31, 1997


4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check  box if this is the last time the issuer will be filing this Form.

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5.    Calculation of registration fees

      (i) Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(f):                                        $  279,520,607

      (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $ (149,940,656)

      (iii) Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to
            the Commission:                        $            0

      (iv) Total available redemption credits
           [add Items 5(ii) and 5(iii)]:                       -$  149,940,656

      (v) Net sales -  if Item 5(i) is greater than
          Item 5(iv)[subtract Item 5(iv) from Item
          5(i)]:                                                $  129,579,951

      (vi)  Redemption credits available for use
            in future years -if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv)from Item 5(i)]:                  $(           0)

      (vii) Multiplier for determining
            registration fee (See Instruction
            C.9):                                               x     0.000295

      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "o" if
             no fee is due):                                   =$    38,226.09


6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
      deducted here:              .  If there is a number of shares or other
      units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
      that number here:               .


7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):

                                                               +$            0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               -$    38,226.09


9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:                            3/9/98

      Method of Delivery:
                              X     Wire Transfer
                                    Mail or other means

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By(Signature and Title)   /s/ Jodi L. Hedberg
                          Jodi L.  Hedberg, Corporate Secretary

Date: 3/10/98
*Please print name and title of the signing officer below the signature